Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases
Future net minimum lease payments for operating leases

At December 31, 2012, future net minimum lease payments for operating leases, having initial or remaining non-cancelable lease terms in excess of one year, consisted of the following:

($ in millions)
2013	527
2014	435
2015	364
2016	297
2017	221
Thereafter	295

2,139
Sublease income	(62)

Total	2,077

Future net minimum lease payments for capital leases and the present value of the net minimum lease payments

At December 31, 2012, the future net minimum lease payments for capital leases and the present value of the net minimum lease payments consisted of the following:

($ in millions)
2013	31
2014	28
2015	24
2016	15
2017	8
Thereafter	82

Total minimum lease payments	188
Less amount representing estimated executory costs included in total minimum lease payments	(2)

Net minimum lease payments	186
Less amount representing interest	(83)

Present value of minimum lease payments	103